Embedded Derivative and Derivative Liability (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		66 Months Ended	114 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2012 Demand Note Exchange Right [Member]	Sep. 30, 2012 Demand Note Exchange Right [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member]	Oct. 02, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member]	Oct. 02, 2012 Call Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member] Derivative Liability [Member]
Derivative [Line Items]
Common stock value per share (in dollars per share)	$ 0.04			$ 0.04
Total noncash credit due to change in fair value of embedded derivative and derivative liability	$ 944	$ 0	$ 0	$ 944	$ 0		$ 212			$ 732
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value						$ 310		$ 488	$ 276		$ 3,181	$ 2,449
Equity volatility (in hundredths)						115.00%		115.00%	115.00%		115.00%	115.00%
Asset volatility (in hundredths)						90.00%		90.00%	90.00%		90.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)						100.00%		100.00%	100.00%		100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)						0.20%		0.20%	0.30%		0.20%	0.30%
Dividend yield (in hundredths)						0.00%		0.00%	0.00%		0.00%	0.00%